RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Transactions:
Administrative services				$ 25
Consulting services	[1]	41	[1]	76	[1]
Interest on convertible note (refer to Note 5)		$ 621		$ 244

[1]	Consulting services provided by the Company in connection with the investment in BioCancell, refer to Note 4. The consulting fees are recorded as on offset in the operating expenses in the statement of operations.